Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill balances and adjustments
The following table presents goodwill balances and adjustments to those balances for the years ended December 31, 2018 and 2017:

	December 31, 2016	Goodwill Acquired	Adjustments	December 31, 2017	Goodwill Acquired	Adjustments	December 31, 2018
	(In millions)
Total goodwill	$4,059	$276	$4	$4,339	$1,981	$(36)	$6,284

Schedule of components of identifiable intangible assets
The components of identifiable intangible assets are as follows:

	December 31, 2018				December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)
	(In millions, except years)
Intangible assets:
Customer lists and user base	$1,134	$(623)	$511	7	$613	$(563)	$50	3
Marketing related	301	(207)	94	3	198	(196)	2	1
Developed technology	453	(269)	184	3	274	(215)	59	3
All other	245	(209)	36	5	245	(188)	57	5
Intangible assets, net	$2,133	$(1,308)	$825		$1,330	$(1,162)	$168

Schedule of expected future intangible asset amortization	Expected future intangible asset amortization as of December 31, 2018 is as follows:

Fiscal years:	(In millions)
2019	$213
2020	194
2021	140
2022	74
2023	74
Thereafter	130
$825